Clients and other receivable (Tables)	9 Months Ended
Sep. 30, 2018
Clients and other receivable [Abstract]
Clients and other receivable
Clients and other receivable as of September 30, 2018 and December 31, 2017, consist of the following:

	Balance as of September 30, 2018	Balance as of December 31, 2017
	($ in thousands)
Trade receivables	247,216	186,728
Tax receivables	27,788	39,607
Prepayments	9,599	6,375
Other accounts receivable	12,655	11,739
Total	297,258	244,449